UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on June 30, 2003 pursuant to a request for confidential treatment and for which that confidential treatment expired on September 30, 2003.

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [ X ]; Amendment Number:     1
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:





      /S/ Henry H. Hopkins        Baltimore, Maryland      August 18, 2000
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: 314063

List of Other Included Managers: NONE

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                                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ADVANCE PCS                    COMM STK         00790K109    4396    115000  SH      SOLE           36700        0    78300
ANTHEM INC                     COMM STK         03674B104    8548    110800  SH      SOLE           66500        0    44300
AUTODESK INC                   COMM STK         052769106    8077    499800  SH      SOLE          396200        0   103600
BIOCRYST PHARMACEUTICALS       COMM STK         09058V103    1896    521100  SH      SOLE          159700        0   361400
CELL THERAPEUTICS INC          COMM STK         150934107     434     44600  SH      SOLE           18200        0    26400
COOPER CAMERON CORP            COMM STK         216640102    3239     64300  SH      SOLE               0        0    64300
DST SYSTEMS INC                COMM STK         233326107    8352    219780  SH      SOLE           48580        0   171200
EXPRESS SCRIPTS                COMM STK         302182100    2928     42850  SH      SOLE           15250        0    27600
FORMFACTOR INC                 COMM STK         346375108     221     12500  SH      SOLE            2500        0    10000
GENENTECH INC COM SPL          COMM STK         368710406    3606     50000  SH      SOLE               0        0    50000
GENZYME MOLECULAR ONCOLOGY     COMM STK         372917104    3130     74875  SH      SOLE           18875        0    56000
GILLETTE COMPANY               COMM STK         375766102   33395   1048190  SH      SOLE          471190        0   577000
HELMERICH & PAYNE INC          COMM STK         423452101    1092     37400  SH      SOLE           22400        0    15000
INTEGRATED CIRCUIT SYSTEMS     COMM STK         45811K208      31      1000  SH      SOLE               0        0     1000
INTERACTIVE CORP               COMM STK         45840Q101   31656    800000  SH      SOLE               0        0   800000
INTERNATIONAL GAME TECHNOLOGY  COMM STK         459902102   14183    138600  SH      SOLE           78100        0    60500
INTUIT                         COMM STK         461202103   41061    922100  SH      SOLE          540800        0   381300
IVAX CORP                      COMM STK         465823102    7520    421300  SH      SOLE          201800        0   219500
MEDTRONIC INC                  COMM STK         585055106   23122    482011  SH      SOLE          152011        0   330000
NEW YORK TIMES COMPANY         COMM STK         650111107   18763    412370  SH      SOLE          342670        0    69700
NEXTEL COMMUNICATIONS INC      COMM STK         65332V103    5930    328010  SH      SOLE          172110        0   155900
PP&L CORP                      COMM STK         69351T106   27593    641700  SH      SOLE          541700        0   100000
PEOPLE SOFT INC                COMM STK         712713106   38557   2192000  SH      SOLE          972700        0  1219300
SONIC INC                      COMM STK         835451105    1216     47825  SH      SOLE           33400        0    14425
TEXAS INSTRUMENTS INC          COMM STK         882508104    7906    449230  SH      SOLE           69230        0   380000
WILMINGTON TRUST CORPORATION   COMM STK         971807102   14002    477060  SH      SOLE          374060        0   103000
AMDOCS LTD                     COMM STK         G02602103    3209    133700  SH      SOLE               0        0   133700